QUARTERLY FINANCIAL SUMMARY (Tables)	12 Months Ended
Oct. 03, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Summary
QUARTERLY FINANCIAL SUMMARY
(in millions, except per share data)

(unaudited)	Q1(1)		Q2(1)		Q3(1)		Q4(1)
2020
Revenues	$20,877		$18,025		$11,779		$14,707
Income (loss) from continuing operations before income taxes	2,626		1,051		(4,840)		(580)
Segment operating income(9)	3,996		2,407		1,099		606
Net income (loss) from continuing operations	2,168		528		(4,509)		(629)
Net income (loss) attributable to Disney	2,107		460		(4,721)		(710)
Loss from discontinued operations, net of tax	(21)		(8)		(3)		—
Earnings (loss) per share:
Diluted - continuing operations	$1.17	(2)	$0.26	(3)	$(2.61)	(5)	$(0.39)	(7)
Diluted - total	1.16		0.25		(2.61)		(0.39)
Basic - continuing operations	1.18		0.26		(2.61)		(0.39)
Basic - total	1.17		0.25		(2.61)		(0.39)
2019
Revenues	$15,303		$14,924		$20,262		$19,118
Income from continuing operations before income taxes	3,431		7,236		2,009		1,247
Segment operating income(9)	3,655		3,815		3,952		3,425
Net income from continuing operations	2,786		5,589		1,616		906
Net income attributable to Disney	2,788		5,452		1,760		1,054
Income from discontinued operations, net of tax	—		22		366		299
Earnings per share:
Diluted - continuing operations	$1.86		$3.53	(4)	$0.79	(6)	$0.43	(8)
Diluted - total	1.86		3.55		0.97		0.58
Basic - continuing operations	1.87		3.55		0.79		0.43
Basic	1.87		3.56		0.98		0.58
(1)On March 20, 2019, the Company began consolidating the results of TFCF and Hulu (see Note 4). As a result, revenues and operating results in fiscal 2020 and the third and fourth quarter of fiscal 2019 reflected the impact of this transaction.
(2)Results included amortization related to TFCF and Hulu intangible assets and fair value step-up on film and television costs (adverse impact of $0.30 on diluted earnings (loss) per share (EPS)) and restructuring and impairment charges (adverse impact of $0.06 on EPS).
(3)Results included amortization related to TFCF and Hulu intangible assets and fair value step-up on film and television costs (adverse impact of $0.27 on EPS) and restructuring and impairment charges (adverse impact of $0.06 on EPS).
(4)Results included the Hulu gain (favorable impact of $2.46 on EPS), restructuring and impairment charges (adverse impact of $0.33 on EPS), an impairment in our investment in Vice (adverse impact of $0.18 on EPS), and amortization related to TFCF and Hulu intangible assets and fair value step-up on film and television costs (adverse impact of $0.05 on EPS).
(5)Results included goodwill and intangible asset impairments at our International Channels business (adverse impact of $2.53 on EPS), amortization related to TFCF and Hulu intangible assets and fair value step-up on film and television costs (adverse impact of $0.28 on EPS), restructuring and impairment charges (adverse impact of $0.04 on EPS), and the DraftKings gain (favorable impact of $0.16 on EPS).
(6)Results included amortization related to TFCF and Hulu intangible assets and fair value step-up on film and television costs (adverse impact of $0.34 on EPS), restructuring and impairment charges (adverse impact of $0.09 on EPS), equity investment impairments (adverse impact of $0.08 on EPS), and an adjustment to the Hulu gain (adverse impact of $0.05 on EPS).
(7)Results included amortization related to TFCF and Hulu intangible assets and fair value step-up on film and television costs (adverse impact of $0.30 on EPS), restructuring and impairment charges (adverse impact of $0.17 on EPS), the DraftKings gain (favorable impact of $0.25 on EPS), and a non-cash gain on the sale of an investment (favorable impact of $0.03 on EPS).
(8)Results included amortization related to TFCF and Hulu intangible assets and fair value step-up on film and television costs (adverse impact of $0.30 on EPS), a charge for the settlement of a portion of the debt originally assumed in the TFCF acquisition (adverse impact of $0.22 on EPS), and restructuring and impairment charges (adverse impact of $0.13), and a gain on the deemed settlement of preexisting relationships with TFCF as part of the accounting for the acquisition (favorable impact of $0.01 on EPS).
(9)Segment operating results reflect earnings before the corporate and unallocated shared expenses, restructuring and impairment charges, other income, net, interest expense, net, income taxes and noncontrolling interests.